CAPITAL STOCK	12 Months Ended
Mar. 31, 2025
Equity [Abstract]
CAPITAL STOCK

17. CAPITAL STOCK

Ordinary Shares

We were incorporated as a Cayman Islands business company under the laws of the Cayman Islands on April 14, 2022. At incorporation, we were authorized to issue a maximum of 50,000,000 shares consisting of 500,000,000 ordinary shares, par value US$0.0001 each. On February 28, 2024, a 2-for-1 share split was conducted by the Company. After the share split and as of the date of this report, the authorized share capital of the Company consists of US$50,000 divided into 1,000,000,000 Ordinary Shares, par value US$0.00005 each, and the issued share capital of the Company consists of US$1,125 divided into 22,500,000 Ordinary Shares, par value of US$0.00005 each.

On July 24, 2024, the Company closed (1) the IPO of 1,500,000 Ordinary Shares at a public offering price of US$4.00 per Ordinary Share, and (2) the resale by one existing shareholder of the Company of 250,000 Ordinary Shares at a public offering price of US$4.00 per Ordinary Share.

On October 7, 2024, the Company issued, in aggregate, 2,400,000 Ordinary Shares, par value US$0.00005 each to four consultants, each an independent third party, as provided under the 2024 Stock Incentive Plan. The 2024 Stock Incentive Plan was registered on Form S-8 on October 2, 2024. None of the consultants had a shareholding of 5% or above.

The total contract amount for all consultants was US$9,216,000. For the year ended March 31, 2025, the Company recognized US$6,144,000 as an expense. The remaining portion, US$3,072,000 has been recorded as prepayment and will be recognized as an expense in the next financial year.

Please refer to Note 4, Prepaid Expense, Deposit and Other Receivable, for more information.